Putnam
Equity
Fund 98

ANNUAL REPORT

June 30, 1998

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Bigger isn't always better, as the performance generated by Putnam Equity Fund 98 since its inception on December 31, 1997, can attest. Your fund invests primarily in rapidly growing small- and micro-capitalization companies. Thanks to excellent timing and astute stock selection during the fund's initial months of operation, we are pleased to report a 23.77% total return at net asset value for the abbreviated initial fiscal year ended June 30, 1998. At public offering price, the return would have been 16.63%.

In an equity market that had been dominated by large-capitalization stocks -- particularly in the first quarter of 1998 -- small-cap and micro-cap stocks were quite undervalued. Fund managers Richard Frucci and Roland Gillis took advantage of these attractive prices that were elemental in achieving the fund's strong returns.

Additionally, many micro-cap and small-cap companies derive their profits from operations in the United States, leaving them relatively unaffected by the current problems associated with Asia and Latin America. Earnings from companies in the technology, retail, and telecommunications sectors were especially strong because of the healthy U.S. economy and falling interest rates. Since homeowners have been taking advantage of low interest rates to refinance their mortgages, they have had more money to spend on consumer goods and services. Year 2000 computer system issues and abundant interest in the Internet contributed to the substantial earnings in the technology sector.

Among the stocks that contributed strongly to the fund's performance are Exodus Communications (networking), Geo Tel Communications (communications), and MemberWorks, Inc. (leisure). Exodus Communications, based in California, is a provider of Internet system and network management solutions and is benefiting from an increase in customers and sales. MemberWorks, Inc., of Stamford, Connecticut, is a designer and provider of innovative membership service programs designed to enhance existing relationships between businesses and consumers. Geo Tel in Lowell, Massachusetts, provides software solutions that improve voice and data routing technology for customer-oriented companies that want to deliver responsive and cost-effective service. While these holdings, along with others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Geo Tel Communications Corp.
Communications

ResMed, Inc.
Medical supplies

BrightStar Information Technology Group, Inc.
Computer services

Hibbett Sporting Goods, Inc.
Retail

Cunningham Graphics International, Inc.
Business services

Software AG Systems, Inc.
Computer software

ProBusiness Services, Inc.
Business services

SteriGenics International, Inc.
Health care

99 Cents Only Stores
Retail

Ambassadors International, Inc.
Leisure

Footnote reads:
These holdings represent 16.8% of the fund's net assets as of June 30, 1998. Portfolio holdings will vary over time.


As we move into the second half of calendar 1998, we expect a significant slowdown in the economy as the effects of the Asian situation finally manifest themselves in the United States. Of particular importance are the effects of slowing exports to Asia and the possibility of further erosion of Asian currencies, particularly in China. Japan is in the midst of its deepest recession since World War II, and with the stunning defeat of the ruling Liberal Democratic Party, there could be more delays in the plans for reviving Japan's economy. Analysts will likely trim their earnings estimates for many U.S. corporations to reflect these concerns. Keep in mind that we believe any slowdown would occur in the context of current U.S. economic growth and that we are not forecasting a recession.

We will be watching for signs of inflation at home but believe that the companies with less exposure to overseas markets, as is the case with many of the micro-cap and small-cap companies in your fund, will have better performance over the near term. Our confidence in the fund managers' ability to find such high-quality, rapidly growing stocks remains strong.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of June 30, 1998, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in small-size companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Equity Fund 98 seeks capital appreciation by investing primarily in the equity securities of small, rapidly growing companies.

TOTAL RETURN FOR PERIOD ENDED 6/30/98
(inception 12/31/97)

                                                Russell 2000    Consumer
                                 NAV       POP     Index       Price Index
------------------------------------------------------------------------------
Since inception                 23.77%    16.63%   4.93%          1.05%
------------------------------------------------------------------------------

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
12/31/97

                   Fund's class A
                     shares at         Russell 2000      Consumer Price
Date                    POP               Index              Index

12/31/97               9,425             10,000             10,000
3/31/98               11,731             11,006             10,056
6/30/98               11,663             10,493             10,105

Past performance is no assurance of future results.

PRICING INFORMATION
for the period 12/31/97 to 6/30/98
------------------------------------------------------------------------------
Share value:                              NAV      POP
------------------------------------------------------------------------------
12/31/97                                 $8.50    $9.02
------------------------------------------------------------------------------
6/30/98                                  10.52    11.16
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. Returns at public offering price reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at net asset value. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance data do not take into account any adjustments for taxes payable on reinvested distributions and reflect an expense limitation which is currently in effect. Without the expense limitation, total returns would have been lower.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.

COMPARATIVE BENCHMARKS

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a measure of the performance of small company stocks. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Equity Fund 98

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Equity Fund 98 (the "fund") at June 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from December 31, 1997 (commencement of operations) through June 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at June 30, 1998 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 13, 1998



Portfolio of investments owned
June 30, 1998


COMMON STOCKS (95.2%) (a)
NUMBER OF SHARES                                                                                        VALUE


Advertising (1.2%)
-------------------------------------------------------------------------------------------------------------
                4,000  Obie Media Corp. (NON)                                                  $       62,000

Aerospace and Defense (1.2%)
-------------------------------------------------------------------------------------------------------------
                5,500  Hawker Pacific Aerospace (NON)                                                  61,188

Apparel (1.0%)
-------------------------------------------------------------------------------------------------------------
                4,000  Ashworth, Inc. (NON)                                                            55,500
                  200  Bebe Stores, Inc. (NON)                                                          2,625
                                                                                               --------------
                                                                                                       58,125

Beverages (2.8%)
-------------------------------------------------------------------------------------------------------------
                8,000  AquaPenn Spring Water Company, Inc. (NON)                                       69,000
                1,600  Celestial Seasonings, Inc. (NON)                                                79,200
                                                                                               --------------
                                                                                                      148,200

Broadcasting (1.9%)
-------------------------------------------------------------------------------------------------------------
                2,500  Pegasus Communications Corp. (NON)                                              52,500
                1,600  Scandinavian Broadcasting System S.A. (Luxembourg) (NON)                        48,300
                                                                                               --------------
                                                                                                      100,800

Business Equipment and Services (0.9%)
-------------------------------------------------------------------------------------------------------------
                1,500  Staff Leasing, Inc. (NON)                                                       44,250

Business Services (13.8%)
-------------------------------------------------------------------------------------------------------------
                3,800  ACSYS, Inc. (NON)                                                               52,250
                1,700  Analytical Surveys, Inc. (NON)                                                  62,263
                2,500  Carey International, Inc. (NON)                                                 70,000
                2,100  Condor Technology Solutions, Inc. (NON)                                         30,975
                5,100  Cunningham Graphics International, Inc. (NON)                                   87,975
                3,000  Integrated Systems Consulting Group, Inc. (NON)                                 41,250
                1,500  Lason Holdings, Inc. (NON)                                                      81,750
                3,500  Outsource International, Inc. (NON)                                             31,500
                1,800  ProBusiness Services, Inc. (NON)                                                84,150
                2,462  Provant, Inc. (NON)                                                             45,239
                3,500  RCM Technologies, Inc. (NON)                                                    71,094
                3,500  SOS Staffing Services, Inc. (NON)                                               61,469
                                                                                               --------------
                                                                                                      719,915

Communications (2.8%)
-------------------------------------------------------------------------------------------------------------
                3,800  Advanced Communication Systems, Inc. (NON)                                      47,263
                2,391  GeoTel Communications Corporation (NON)                                         97,433
                                                                                               --------------
                                                                                                      144,696

Computer Equipment (1.3%)
-------------------------------------------------------------------------------------------------------------
                6,500  FARO Technologies, Inc. (NON)                                                   68,656

Computer Services (6.2%)
-------------------------------------------------------------------------------------------------------------
                  600  AnswerThink Consulting Group, Inc. (NON)                                        12,900
                6,500  BrightStar Information Technology Group, Inc. (NON)                             90,188
                1,100  Data Dimensions, Inc. (NON)                                                     18,769
                  600  Deltek Systems, Inc. (NON)                                                      14,700
                  700  Evolving Systems, Inc. (NON)                                                     7,744
                1,100  IDT Corp. (NON)                                                                 33,069
                2,200  Maxwell Technologies, Inc. (NON)                                                51,150
                4,400  SCB Computer Technology, Inc. (NON)                                             48,400
                1,500  SPR, Inc. (NON)                                                                 46,688
                                                                                               --------------
                                                                                                      323,608

Computer Services and Software (2.6%)
-------------------------------------------------------------------------------------------------------------
                2,500  Pegasus Systems, Inc. (NON)                                                     64,063
                6,600  SEEC, Inc. (NON)                                                                71,775
                                                                                               --------------
                                                                                                      135,838

Computer Software (12.5%)
-------------------------------------------------------------------------------------------------------------
                3,100  Best Software, Inc. (NON)                                                       65,488
                2,650  Fundtech Ltd. (NON)                                                             50,019
                2,000  Metro Information Services, Inc. (NON)                                          78,250
                2,500  Ovid Technologies, Inc. (NON)                                                   59,375
                2,300  Peregrine Systems, Inc. (NON)                                                   65,550
                4,000  Simione Central Holdings, Inc. (NON)                                            27,250
                3,000  Software AG Systems, Inc. (NON)                                                 87,750
                4,500  Summit Design, Inc. (NON)                                                       66,094
                5,000  Template Software, Inc. (NON)                                                   55,000
                1,000  Visual Networks, Inc. (NON)                                                     36,625
                4,000  Walker Interactive Systems, Inc. (NON)                                          59,000
                                                                                               --------------
                                                                                                      650,401

Consumer Durable Goods (0.8%)
-------------------------------------------------------------------------------------------------------------
                3,500  Home Choice Holdings Inc. (NON)                                                 42,219

Consumer Non Durables (2.6%)
-------------------------------------------------------------------------------------------------------------
                3,600  Natural Alternatives International, Inc. (NON)                                  72,000
                2,000  USANA, Inc. (NON)                                                               62,250
                                                                                               --------------
                                                                                                      134,250

Consumer Products (2.2%)
-------------------------------------------------------------------------------------------------------------
                2,000  Media Arts Group, Inc. (NON)                                                    38,500
                4,600  Weider Nutrition International, Inc.                                            78,200
                                                                                               --------------
                                                                                                      116,700

Consumer Services (2.2%)
-------------------------------------------------------------------------------------------------------------
                3,000  Market Facts, Inc. (NON)                                                        65,250
                1,500  Travel Services International, Inc. (NON)                                       49,313
                                                                                               --------------
                                                                                                      114,563

Education Services (2.6%)
-------------------------------------------------------------------------------------------------------------
                2,700  Career Education Corp. (NON)                                                    66,150
                1,500  Childtime Learning Centers (NON)                                                30,563
                1,000  Strayer Education, Inc.                                                         36,250
                                                                                               --------------
                                                                                                      132,963

Electrical Equipment (0.6%)
-------------------------------------------------------------------------------------------------------------
                2,000  Harmonic Lightwaves, Inc. (NON)                                                 30,750

Financial Services (1.4%)
-------------------------------------------------------------------------------------------------------------
                1,200  HealthCare Financial Partners, Inc. (NON)                                       73,575

Food (1.0%)
-------------------------------------------------------------------------------------------------------------
                2,000  The Hain Food Group, Inc. (NON)                                                 51,750

Health Care (2.7%)
-------------------------------------------------------------------------------------------------------------
                2,000  Province Healthcare Co. (NON)                                                   55,375
                3,200  SteriGenics International, Inc. (NON)                                           83,200
                                                                                               --------------
                                                                                                      138,575

Health Care Information Services (0.4%)
-------------------------------------------------------------------------------------------------------------
                  850  First Consulting Group, Inc. (NON)                                              22,313

Hospital Management (0.9%)
-------------------------------------------------------------------------------------------------------------
                4,500  ProMedCo Management Co. (NON)                                                   46,125

Hospital Management and Medical Services (0.4%)
-------------------------------------------------------------------------------------------------------------
                  900  Medrisk, Inc. (NON)                                                             18,225

Information Systems (0.9%)
-------------------------------------------------------------------------------------------------------------
                3,000  ForSoft Ltd. (NON)                                                              46,125

Insurance (2.7%)
-------------------------------------------------------------------------------------------------------------
                2,700  Annuity and Life Re, Ltd. (NON)                                                 59,738
                2,400  Inspire Insurance Solutions, Inc. (NON)                                         79,800
                                                                                               --------------
                                                                                                      139,538

Insurance and Finance (1.3%)
-------------------------------------------------------------------------------------------------------------
                3,600  Gilman & Ciocia, Inc. (NON)                                                     65,250

Leisure (3.6%)
-------------------------------------------------------------------------------------------------------------
                2,700  Ambassadors International, Inc. (NON)                                           81,844
                1,800  MemberWorks, Inc. (NON)                                                         58,050
                1,500  Steiner Leisure Ltd. (NON)                                                      45,375
                                                                                               --------------
                                                                                                      185,269

Managed Services (1.7%)
-------------------------------------------------------------------------------------------------------------
                2,500  Brookdale Living Communities, Inc. (NON)                                        64,063
                1,300  Centennial HealthCare Corp. (NON)                                               23,563
                                                                                               --------------
                                                                                                       87,626

Medical Management Services (1.0%)
-------------------------------------------------------------------------------------------------------------
                4,600  AmSurg Corp. (NON)                                                              35,075
                  600  IMPATH, Inc. (NON)                                                              14,588
                                                                                               --------------
                                                                                                       49,663

Medical Supplies and Devices (6.4%)
-------------------------------------------------------------------------------------------------------------
                  600  CN Biosciences, Inc. (NON)                                                      15,000
                1,700  Horizon Medical Products, Inc. (NON)                                            16,044
                  900  Lifecore Biomedical, Inc. (NON)                                                 14,850
                2,200  Perclose, Inc. (NON)                                                            62,150
                2,000  ResMed, Inc. (NON)                                                              91,125
                2,000  Ventana Medical Systems, Inc. (NON)                                             56,000
                2,500  Xomed Surgical Products, Inc. (NON)                                             77,813
                                                                                               --------------
                                                                                                      332,982

Networking (1.7%)
-------------------------------------------------------------------------------------------------------------
                  900  Exodus Communications, Inc. (NON)                                               40,275
                4,100  First Virtual Corp. (NON)                                                       49,713
                                                                                               --------------
                                                                                                       89,988

Pharmaceuticals (1.0%)
-------------------------------------------------------------------------------------------------------------
                3,000  Priority Healthcare Corp. Class B (NON)                                         54,375

Pharmaceuticals and Biotechnology (1.2%)
-------------------------------------------------------------------------------------------------------------
                3,000  Fuisz Technologies Ltd. (NON)                                                   33,188
                1,000  Kendle International, Inc. (NON)                                                30,250
                                                                                               --------------
                                                                                                       63,438

Retail (6.7%)
-------------------------------------------------------------------------------------------------------------
                2,000  99 Cents Only Stores (NON)                                                      83,000
                3,500  A.C. Moore Arts & Crafts, Inc. (NON)                                            56,875
                  500  Coldwater Creek, Inc. (NON)                                                     13,750
                1,700  Cost Plus, Inc. (NON)                                                           50,575
                2,200  Hibbett Sporting Goods, Inc. (NON)                                              88,000
                1,900  Rent-Way, Inc. (NON)                                                            57,950
                                                                                               --------------
                                                                                                      350,150

Semiconductors (1.0%)
-------------------------------------------------------------------------------------------------------------
                1,400  QLogic Corp. (NON)                                                              49,952
                                                                                               --------------
                       Total Common Stocks (cost $4,437,857)                                   $    4,954,041

SHORT-TERM INVESTMENTS (cost $266,043) (5.1%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
         $    266,000  Interest in $750,000,000 joint repurchase agreement dated
                         June 30, 1998 with Goldman, Sachs & Co. due July 1, 1998
                         with respect to various U.S. Treasury obligations -- maturity
                         value of $266,043 for an effective yield of 5.8%                      $      266,043
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $4,703,900) (b)                                 $    5,220,084
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $5,205,156.

(b)   The aggregate identified cost on a tax basis is $4,704,609, resulting in gross unrealized appreciation and depreciation of $762,996 and $247,521, respectively, or net unrealized appreciation of $515,475.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
June 30, 1998

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,703,900) (Note 1)                                                    $5,220,084
---------------------------------------------------------------------------------------------------
Cash                                                                                            656
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                        2,331
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                               83,922
---------------------------------------------------------------------------------------------------
Total assets                                                                              5,306,993

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                             29,812
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                   49,670
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                  1,324
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                      435
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                   120
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                      7
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       20,469
---------------------------------------------------------------------------------------------------
Total liabilities                                                                           101,837
---------------------------------------------------------------------------------------------------
Net assets                                                                               $5,205,156

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                       $4,635,487
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                        53,485
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                  516,184
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                               $5,205,156

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($5,205,156 divided by 494,621 shares)                                                       $10.52
---------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $10.52)*                                              $11.16
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period December 31, 1997 (commencement of operations) to June 30, 1998

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                                  $  7,838
--------------------------------------------------------------------------------------------------
Dividends                                                                                      312
--------------------------------------------------------------------------------------------------
Total investment income                                                                      8,150

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                            17,977
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               3,786
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            1,041
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                16
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      2,755
--------------------------------------------------------------------------------------------------
Registration fees                                                                            1,379
--------------------------------------------------------------------------------------------------
Auditing                                                                                    15,005
--------------------------------------------------------------------------------------------------
Legal                                                                                        3,476
--------------------------------------------------------------------------------------------------
Postage                                                                                         27
--------------------------------------------------------------------------------------------------
Other                                                                                           25
--------------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                             (22,112)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              23,375
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (1,972)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                21,403
--------------------------------------------------------------------------------------------------
Net investment loss                                                                        (13,253)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                            66,738
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                               516,184
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    582,922
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $569,669
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets


                                                                                     For the period
                                                                                  December 31, 1997
                                                                         (commencement of operations)
                                                                                   to June 30, 1998
------------------------------------------------------------------------------------------------------

Increase in net assets
------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------
Net investment loss                                                                         $  (13,253)
------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                66,738
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                     516,184
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                           569,669
------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                            3,135,487
------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                 3,705,156

Net assets
------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                 1,500,000
------------------------------------------------------------------------------------------------------
End of period                                                                               $5,205,156
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                   December 31, 1997+
operating performance                                                                                              to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                    (.04)(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                               2.06
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    2.02
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $10.52
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (b)                                                                                              23.77*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $5,205
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                              .65*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                             (.37)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  85.45*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                                                              $.0381
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return  assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements. (Note 2)

(d) Reflects an expense limitation in effect during the  period (Note 2).  As a result of such limitation, expenses of the fund for the period ending June 30, 1998, reflect a reduction of $0.06 per share.




Notes to financial statements
June 30, 1998

Note 1
Significant accounting policies

Putnam Equity Fund 98 (the "fund") is a series of Putnam Fund Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in the equity securities of small, rapidly growing companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes have the potential for capital appreciation.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

These differences include treatment of losses on wash sale transactions and net operating losses. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended June 30, 1998, the fund reclassified $13,253 to decrease accumulated net investment loss and $13,253 to decrease accumulated net realized gain. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of the fund's average net asset value; 0.90% of the next $500 million; 0.85% of the next $500 million; 0.80% of the next $5 billion; 0.775% of the next $5 billion; 0.755% of the next $5 billion; 0.74% of the next $5 billion; and 0.73% of any excess thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.30% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended June 30, 1998, fund expenses were reduced by $1,972 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35% of the average net assets. The fund is not currently making any payments pursuant to the Plan.

For the period ended June 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended June 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the period ended June 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $7,230,243 and $2,859,123, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At June 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        For the period
                                       December 31, 1997
                                       (commencement of
                                        operations) to
                                          June 30, 1998
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                         342,911       $3,398,434
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                    342,911        3,398,434
Shares
repurchased                         (24,761)        (262,947)
------------------------------------------------------------
Net increase                        318,150       $3,135,487
------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on January
22, 1996. During the period January 22, 1996 to December 31, 1997 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $1,500,000, and the issuance of 176,471 shares to Putnam Mutual Funds Corp. on December 30, 1997.

At June 30, 1998 Putnam Investments, Inc. owned 214,093 shares of the fund (43.3% of shares outstanding) valued at $2,252,258.



Federal tax information
(Unaudited)

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.

The fund has designated 0.58% from investment company taxable income as qualifying for the dividends received deduction for corporations.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Richard Frucci
Vice President and Fund Manager

Roland Gillis
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Equity Fund 98. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

44637     8/98